Segment Disclosure - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2016 EUR (€) Segment	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Decrease in net system sales in percentage	7.90%
Decrease in net system sales	€ 333,900
Net sales	6,794,752	€ 6,287,375	€ 5,856,277
Accounts receivables and finance receivables of three largest customers based on net sales	€ 655,300	€ 704,100
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	50.00%	60.00%
Largest Customer [Member]
Segment Reporting Information [Line Items]
Net sales	€ 1,646,200	€ 1,633,600	€ 1,532,100
Largest Customer [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	20.00%	30.00%	30.00%
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales		€ 4,237,183	€ 4,242,790